Investment Strategy	Nov. 26, 2025
Defiance Leveraged Long + Income XRP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing various derivatives and other investments that the Adviser believes, in combination, will achieve indirect exposure to the price performance of Ripple, a digital asset (“Ripple” or “XRP”), at daily levels ranging from 150% to 200% (such derivatives and other investments are collectively referred to herein as either “XRP-related Investments” or “Exposure Investments”).

In pursuing the Leveraged Strategy, the Fund may invest in any of the following types of XRP-related Investments (each as described more fully below):

(i)	swap agreements or option contracts on shares of one or more select U.S.-listed exchange traded products (“ETPs”) that either hold XRP directly (known as “spot” ETPs) or that seek exposure to XRP indirectly through investments in derivatives that reference the performance of XRP (collectively, “XRP ETPs”);
(ii)	swap agreements or option contracts on indices or benchmarks that track the price of XRP;
(iii)	standardized, cash-settled XRP futures contracts traded on commodity exchanges registered with the U.S. Commodity Futures Trading Commission (“CFTC”) (“XRP Futures Contracts”); and
(iv)	direct investments in U.S.-listed XRP ETPs.

The Income Generation Strategy is designed to complement the Leveraged Strategy by using credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure to Ripple. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy, when implemented, may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

The Fund does not invest directly in Ripple or any other digital assets. Investors seeking direct exposure to the price of Ripple should consider an investment other than the Fund. An investment in the Fund is not an investment in Ripple.

●	Leveraged Strategy:

The Fund seeks to achieve its primary investment objective by investing in XRP-related Investments to gain long exposure to the price performance of Ripple, and uses leverage to seek to provide daily returns of approximately 150% to 200% of the price performance of Ripple, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Fund’s XRP-related Investments increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of its XRP-related Investments and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the price performance of Ripple, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the price of Ripple through investment in XRP-related Investments. Under normal market conditions, the Fund’s daily exposure to Ripple is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the price performance of Ripple will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of Ripple. There can be no assurance that the returns of the Fund’s XRP-related Investments will correlate entirely with the price performance of Ripple.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the value of the Exposure Investments used to gain exposure to Ripple. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Exposure Investments employed to gain exposure to the price of Ripple. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

Types of Exposure Investments Employed in the Leveraged Strategy:

●	XRP Swaps. The Fund will utilize swap agreements, which are bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the price performance of one or more referenced underlying XRP ETPs, or benchmarks or indices, as applicable over a specified period. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the performance of a reference asset (i.e., one or more XRP ETPs, benchmarks or indices). The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the underlying reference asset(s). The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point. The Fund expects to invest in swaps using any of the following specific types of XRP-related Investments as reference assets.

○	Swaps on U.S.-listed XRP ETPs. XRP ETPs are exchange-traded products that that either hold XRP directly (known as “spot” ETPs) or that seek exposure to XRP indirectly through investments in XRP Futures Contracts or other types of derivatives that reference the performance of XRP. Depending on their structure and investment strategy, certain XRP ETPs will not be registered under the 1940 Act and therefore will not provide investors with investor protections of the 1940 Act, whereas others may be registered under the 1940 Act. As of the date of this Prospectus, there are only a few U.S.-listed XRP ETPs available for the Fund to invest in or use as a reference asset, but the Fund expects additional U.S.-listed XRP ETPs to become available for investment in the near future.

○	Swaps on USD XRP Indices or Benchmarks. U.S. Dollar denominated (“USD”) indices or benchmarks that track the price of Ripple are based on trading data aggregated across multiple markets operated by digital asset and futures contract exchanges, with examples including but not limited to: (i) CME CF XRP-Dollar Reference Rate (XRPUSD_RR) (ii) S&P XRP Reference Price Index (SPXRP); (iii) CoinDesk Ripple Price Index (XRX); and (iv) Nasdaq XRP Reference Price Index (NQXRP).

●	XRP Options. The Fund, to the extent available, will utilize U.S. exchange-listed options contracts that reference an underlying XRP-related Investment to achieve leveraged exposure. Exchange-listed options are standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the asset or instrument underlying the option at a predetermined price within a specified timeframe. Such options may be short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying asset or instrument, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics. As of the date of this Prospectus, there are a limited number of U.S. exchange-listed options referencing an underlying XRP-related Investment available, but it is expected that additional U.S. exchanges will offer opportunities for trading such options in the near future. To the extent available, the Fund will invest in such options only on U.S. exchanges regulated by the CFTC.

●	XRP Futures Contracts. The Fund will buy standardized, cash-settled XRP futures contracts traded on commodity exchanges registered with the CFTC. The Fund may invest in XRP Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, and will exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date (a process referred to as “rolling”). Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer- dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

●	Direct Investments in XRP ETPs. The Fund may also invest directly in U.S.-listed XRP ETPs to achieve long exposure to XRP.

At the end of each trading day, the Fund’s XRP-related Investments are marked to market (valued based on current market prices), and the Adviser reallocates the portfolio to maintain leveraged exposure of approximately 150% to 200% of the price performance of Ripple, before fees and expenses. This reallocation aims to maintain alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the XRP-related Investments;

b) the XRP-related Investments’ overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund seeks to achieve its secondary investment objective via its Income Generation Strategy. To generate premium income and manage risk associated with its leveraged exposure to XRP-related Investments, the Fund will write (sell) credit call spreads (described below) on XRP-related Investments to the extent trading in U.S. exchange-listed options referencing XRP-related Investments is available for Fund investment. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the value of the underlying XRP-related Investment rises above the upper strike price. For example, if the XRP-related investment’s value rises above the higher strike price, the Fund’s loss is capped at the difference between the strike prices minus net premium received. If the XRP-related investment’s value remains the same or decreases in value, both options expire worthless but the Fund keeps the net premium as income/profit.

The Fund’s employment of credit call spreads, to the extent available, will generally be implemented on approximately 100% of the Fund’s net notional exposure to its XRP-related Investments. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to XRP-related Investments will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the value of XRP-related Investments, it generates premium income and mitigates risk through predefined limits on losses.

Notwithstanding the distribution of premium income associated with the Fund’s writing credit call spreads, shareholders can still experience a loss if the Fund’s investments perform poorly, and there is no guarantee that the Fund will make a distribution of premium income to shareholders in any given period.

Cayman Subsidiary

The Fund intends to gain exposure to the price performance of XRP through its Exposure Investments either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in the types of Exposure Investments (such as XRP Futures Contracts) that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Portfolio Attributes

The Fund will seek to provide income distributions at least weekly in the form of cash. Distributions should not be interpreted as an indication of actual investment returns or of income yield, as a portion (potentially substantial) of the distributions made by the Fund may be classified as a return of capital for financial reporting or tax purposes.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in XRP-related Investments that provide financial exposure, at daily levels ranging from 150% to 200%, to the price performance of Ripple. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act. Due to the Fund’s investment strategy, the Fund will have economic exposure that is concentrated (i.e., more than 25% of its total assets) in the industry or group of industries, if any, assigned to Ripple.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and investors may lose some or all of their investment.

Information About Ripple/XRP

As noted above, the Fund does not invest directly in Ripple or any other digital assets. Investors seeking direct exposure to the price of Ripple should consider an investment other than the Fund. However, certain XRP-related Investments may invest directly or indirectly (e.g., via derivatives) in Ripple. The following provides an overview of Ripple, the XRP Ledger (defined below), the relationship between the two, and their use cases.

XRP Overview. XRP is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer ledger, referred to as the “XRP Ledger.” XRP may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. The XRP Ledger focuses on transaction utility, seeking to provide fast, low-cost cross-border payments. It is designed to be a global real-time payment and settlement system, improving the speed of value transfer and reducing the fees and delays typically seen in traditional interbank payment systems. As of the date of this Prospectus, the adoption of XRP for these purposes has been limited. The value of XRP is not backed by any government, corporation, or other identified body. The value of XRP is determined in part by the supply and demand for XRP in the markets for exchange that have been organized to facilitate the trading of XRP. New XRP is not created through staking (i.e., earning tokens in return for validating transactions) or mining new tokens. Instead, all XRP was created at the inception of the XRP Ledger, and the supply of XRP is limited by design to 100 billion tokens (with over 59 billion in circulation as of the date of this Prospectus). XRP is maintained on the decentralized, open source, peer-to-peer XRP Ledger. No single entity owns or operates the XRP Ledger. The XRP Ledger is accessed through software and governs XRP’s creation and movement. The source code for the XRP Ledger, known as the “XRP Protocol,” is open-source, and anyone can contribute to its development.

XRP Ledger. The infrastructure of the XRP Ledger is collectively maintained by various participants in the XRP Ledger, which include validators (those who validate ledger transactions), developers (those who maintain and contribute updates to the ledger), and users (those who access the ledger using open-source software). Anyone can be a validator, developer or user. The XRP Ledger is a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and protected by cryptography. The XRP Ledger, operating as XRP’s blockchain, contains a record and history for every XRP transaction. Validators use specialized computer software and hardware to verify transactions and add to the XRP Ledger. A new block is then confirmed through acceptance by designated validators who maintain versions of the blockchain on their individual computers. The XRP Ledger has historically maintained high availability but has experienced notable disruptions. Ripple reported an unusual 15-minute latency spike on August 15, 2025, which affected only a selective group of peer connections rather than the entire network. This issue was determined to have been caused by external factors, such as temporary internet service provider (ISP) congestion or specific network routing changes. On November 25, 2024, the XRP Ledger faced a disruption of approximately 10-minutes when several nodes crashed and restarted simultaneously, briefly halting transaction processing. No asset losses occurred during these incidents, and built-in safety protocols operated to support network recovery in both cases. On February 4, 2025, the XRP Ledger experienced an unexpected halt in block production for approximately 64 minutes. During that time no new ledgers were validated, temporarily pausing all transactions. In December 2023, the launch of an “XRP Script” initiative led to a 350% increase in daily transactions from users creating low-value non-fungible tokens (NFTs). This surge in activity caused congestion, as validators struggled to keep up with the transaction demands, causing the transaction processing to temporarily fall to just 50 per second, far below the XRP Ledger’s typical capacity of 1,500 transactions per second.

XRP Protocol. The XRP protocol is an open source project with no single official company or group owning, operating or controlling it or the XRP Ledger. Anyone can review the underlying code and suggest changes, although Ripples Labs, a Delaware corporation, initially created and developed XRP and the XRP Ledger. As such, it regularly contributes to XRP software and developers at Ripple Labs are able to access, and can alter, the XRP Ledger source code. As a result, Ripple Labs is responsible for quasi-official releases of updates and other changes to the XRP Ledger’s source code.

XRP Ledger Foundation. The XRP Ledger Foundation is an independent organization established to support the development and adoption of the XRP Ledger. It is also influential in the development and governance of the XRP Ledger. While Ripple Labs is a key contributor to the XRP Ledger Foundation, the foundation aims to maintain the ledger as open and decentralized, promoting transparency and inclusivity in its governance and development. As an open-source project, the XRP Ledger also has contributions from independent developers and other entities interested in its success. These community contributors can propose changes, submit pull requests, and report issues on the XRP Ledger’s GitHub repository.

Operation of the XRP Ledger. A network of independent nodes validates transactions on the XRP Ledger using a consensus-based algorithm, known as the Ripple Protocol Consensus Algorithm (“RPCA”). The RPCA relies on trusted validators to operate a network of independent validator nodes that validate transactions on the XRP Ledger. These nodes do not mine new blocks or tokens, but instead, participate in a consensus process to seek to ensure that transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Validators can be individuals, institutions, or organizations, and they seek to ensure the integrity and accuracy of the ledger. Each node maintains a UNL, which is a list of other validators that the node trusts. Users and validators must accept any changes made to the source code by downloading the proposed modification and then such modification is effective only with respect to those XRP users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the XRP Ledger only if it is accepted by participants that collectively have a majority of the processing power on the XRP Ledger. If a modification is accepted by only a percentage of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” The value of XRP, and in turn the value of the Fund, may be negatively impacted in the event of a fork.

Transactions in XRP. To send or receive XRP, users first establish an XRP wallet, which can generate unique XRP addresses. These addresses are linked to a pair of public and private keys. Users can then transfer XRP from one address to another using their wallet software, similar to sending funds between bank accounts. The amount of XRP at each address is recorded on the XRP Ledger, which is distributed across a network of validators. When a user wants to transfer XRP, they must first obtain the recipient’s XRP address and then create a transaction through their wallet software. This transaction is broadcast across the XRP network for validation. Validators then confirm the transaction by consensus, and it is added to the ledger.

XRP Transaction Costs. To support its economic viability and protect the XRP Ledger from external spam and denial-of-service disruptions or attacks, each transaction must destroy a small amount of XRP. This transaction cost or fee is designed to increase along with the load on the network, making it very expensive to deliberately or inadvertently overload the network. Costs vary and may be higher depending on network load levels or with unusual or extraordinary transactions. Transaction costs are not paid to any party, but rather, the XRP applied to cost is irrevocably destroyed.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of any XRP-related Investments or of XRP.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in XRP-related Investments that provide financial exposure, at daily levels ranging from 150% to 200%, to the price performance of Ripple.
Defiance Leveraged Long + Income SOL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing various derivatives and other investments that the Adviser believes, in combination, will achieve indirect exposure to the price performance of Solana, a digital asset (“Solana” or “SOL”), at daily levels ranging from 150% to 200% (such derivatives and other investments are collectively referred to herein as either “SOL-related Investments” or “Exposure Investments”).

In pursuing the Leveraged Strategy, the Fund may invest in any of the following types of SOL-related Investments (each as described more fully below):

(v)	swap agreements or option contracts on shares of one or more select U.S.-listed exchange traded products (“ETPs”) that either hold SOL directly (known as “spot” ETPs) or that seek exposure to SOL indirectly through investments in derivatives that reference the performance of SOL (collectively, “SOL ETPs”);
(vi)	swap agreements or option contracts on indices or benchmarks that track the price of SOL;
(vii)	standardized, cash-settled SOL futures contracts traded on commodity exchanges registered with the U.S. Commodity Futures Trading Commission (“CFTC”) (“SOL Futures Contracts”); and
(viii)	direct investments in U.S.-listed SOL ETPs.

The Income Generation Strategy is designed to complement the Leveraged Strategy by using credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure to Solana. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy, when implemented, may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

The Fund does not invest directly in Solana or any other digital assets. Investors seeking direct exposure to the price of Solana should consider an investment other than the Fund. An investment in the Fund is not an investment in Solana.

●	Leveraged Strategy:

The Fund seeks to achieve its primary investment objective by investing in SOL-related Investments to gain long exposure to the price performance of Solana, and uses leverage to seek to provide daily returns of approximately 150% to 200% of the price performance of Solana, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Fund’s SOL-related Investments increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of its SOL-related Investments and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the price performance of Solana, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the price of Solana through investment in SOL-related Investments. Under normal market conditions, the Fund’s daily exposure to Solana is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the price performance of Solana will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of Solana. There can be no assurance that the returns of the Fund’s SOL-related Investments will correlate entirely with the price performance of Solana.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the value of the Exposure Investments used to gain exposure to Solana. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Exposure Investments employed to gain exposure to the price of Solana. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

Types of Exposure Investments Employed in the Leveraged Strategy:

●	SOL Swaps. The Fund will utilize swap agreements, which are bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the price performance of one or more referenced underlying SOL ETPs, or benchmarks or indices, as applicable over a specified period. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the performance of a reference asset (i.e., one or more SOL ETPs, benchmarks or indices). The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the underlying reference asset(s). The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point. The Fund expects to invest in swaps using any of the following specific types of SOL-related Investments as reference assets.

○	Swaps on U.S.-listed SOL ETPs. SOL ETPs are exchange-traded products that that either hold SOL directly (known as “spot” ETPs) or that seek exposure to SOL indirectly through investments in SOL Futures Contracts or other types of derivatives that reference the performance of SOL. Depending on their structure and investment strategy, certain SOL ETPs will not be registered under the 1940 Act and therefore will not provide investors with investor protections of the 1940 Act, whereas others may be registered under the 1940 Act. As of the date of this Prospectus, there are only a few U.S.-listed SOL ETPs available for the Fund to invest in or use as a reference asset, but the Fund expects additional U.S.-listed SOL ETPs to become available for investment in the near future.

○	Swaps on USD SOL Indices or Benchmarks. U.S. Dollar denominated (“USD”) indices or benchmarks that track the price of Solana are based on trading data aggregated across multiple markets operated by digital asset and futures contract exchanges, with examples including but not limited to: (i) Nasdaq Solana Reference Price Index (NQSOL); (ii) S&P Solana Reference Price Index (SPSOLN); (iii) CoinDesk Solana Price Index (SLX); and (iv) MarketVector Solana Benchmark Rate (SOLBR).

●	SOL Options. The Fund, to the extent available, will utilize U.S. exchange-listed options contracts that reference an underlying SOL-related Investment to achieve leveraged exposure. Exchange-listed options are standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the asset or instrument underlying the option at a predetermined price within a specified timeframe. Such options may be short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying asset or instrument, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics. As of the date of this Prospectus, there are a limited number of U.S. exchange-listed options referencing an underlying SOL-related Investment available, but it is expected that additional U.S. exchanges will offer opportunities for trading such options in the near future. To the extent available, the Fund will invest in such options only on U.S. exchanges regulated by the CFTC.

●	SOL Futures Contracts. The Fund will buy standardized, cash-settled SOL futures contracts traded on commodity exchanges registered with the CFTC. The Fund may invest in SOL Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, and will exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date (a process referred to as “rolling”). Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer- dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

●	Direct Investments in SOL ETPs. The Fund may also invest directly in U.S.-listed SOL ETPs to achieve long exposure to SOL.

At the end of each trading day, the Fund’s SOL-related Investments are marked to market (valued based on current market prices), and the Adviser reallocates the portfolio to maintain leveraged exposure of approximately 150% to 200% of the price performance of Solana, before fees and expenses. This reallocation aims to maintain alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the SOL-related Investments;

b) the SOL-related Investments’ overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund seeks to achieve its secondary investment objective via its Income Generation Strategy. To generate premium income and manage risk associated with its leveraged exposure to SOL-related Investments, the Fund will write (sell) credit call spreads (described below) on SOL-related Investments to the extent trading in U.S. exchange-listed options referencing SOL or SOL-related Investments is available for Fund investment. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the value of the underlying SOL-related Investment rises above the upper strike price. For example, if the SOL-related investment’s value rises above the higher strike price, the Fund’s loss is capped at the difference between the strike prices minus net premium received. If the SOL-related investment’s value remains the same or decreases in value, both options expire worthless but the Fund keeps the net premium as income/profit.

The Fund’s employment of credit call spreads, to the extent available, will generally be implemented on approximately 100% of the Fund’s net notional exposure to its SOL-related Investments. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to SOL-related Investments will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the value of SOL-related Investments, it generates premium income and mitigates risk through predefined limits on losses.

Notwithstanding the distribution of premium income associated with the Fund’s writing credit call spreads, shareholders can still experience a loss if the Fund’s investments perform poorly, and there is no guarantee that the Fund will make a distribution of premium income to shareholders in any given period.

Cayman Subsidiary

The Fund intends to gain exposure to the price performance of SOL through its Exposure Investments either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in the types of Exposure Investments (such as SOL Futures Contracts) that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Portfolio Attributes

The Fund will seek to provide income distributions at least weekly in the form of cash. Distributions should not be interpreted as an indication of actual investment returns or of income yield, as a portion (potentially substantial) of the distributions made by the Fund may be classified as a return of capital for financial reporting or tax purposes.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in SOL-related Investments that provide financial exposure, at daily levels ranging from 150% to 200%, to the price performance of Solana. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act. Due to the Fund’s investment strategy, the Fund will have economic exposure that is concentrated (i.e., more than 25% of its total assets) in the industry or group of industries, if any, assigned to Solana.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and investors may lose some or all of their investment.

Information About Solana/SOL

As noted above, the Fund does not invest directly in Solana or any other digital assets. Investors seeking direct exposure to the price of Solana should consider an investment other than the Fund. However, certain SOL-related Investments may invest directly or indirectly (e.g., via derivatives) in Solana. The following provides an overview of Solana, the Solana Network (defined below), the relationship between the two, and their use cases.

Solana Overview. SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer “Solana Network,” a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. Dollar, at rates determined on digital asset exchanges or in individual end-user to end-user transactions under a barter system. The value of SOL is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of SOL.

Solana Network. The Solana network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and vali- dation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Solana Protocol (described below) and the software that enforces the Protocol and (3) users who choose which version of the Solana software to run. From time to time, the developers suggest changes to the Solana software. If a validator elects not to adopt the changes, or implements changes independently, a new digital asset operating on a modified version of the Solana software may be created. This is often referred to as a “fork.” The price of SOL and the SOL-related investments in which the Fund invests may be negatively impacted by events culminating in forks.

The Solana Network was designed to allow users to write and implement smart contracts – that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Similar to the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Solana Protocol. The Solana Protocol introduced the Proof-of-History (“PoH”) time-stamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations. In addition to the PoH mechanism, the Solana Network uses a proof-of-stake (“PoS”) consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in PoS, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. PoS is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining.”

Solana Foundation & Solana Labs. The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution. Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

SOL Price Trends. The price of SOL has historically shown a correlation with meme coin activity on its blockchain. A meme coin is type of digital asset that is inspired by Internet memes, characters or cultural trends. While not entirely dependent, meme coin trends have significantly influenced SOL’s price movements in recent times. During the meme coin frenzy in early 2025, SOL hit an all-time high of $294, with over $50 billion in trading volume over a single weekend. Surges in meme coin activity have led to increased network usage, as SOL is used to pay fees for transactions involving other tokens on the Solana blockchain. In February 2025, after reaching a peak of $261 in January, SOL experienced a 60% price drop as the meme coin hype cooled down. As of June 30, 2025, the price of SOL was reported to be $153.32. However, it is important to note that while meme coins seem to have had a significant impact of the value of SOL, other factors also influence SOL’s price, such as overall market conditions, technological developments, and regulatory changes. As well, the long-term sustainability of this relationship between meme coins and SOL’s price remains uncertain.

SOL Circulation and Supply. As of June 30, 2025, approximately 538 million SOL tokens were in circulation, with a total supply of around 607 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of any SOL-related Investments or of SOL.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in SOL-related Investments that provide financial exposure, at daily levels ranging from 150% to 200%, to the price performance of Solana.